Other Current Assets and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Current Assets

Other current assets

	December 31,
	2017	2016	2015
	(In millions of US$)
Personnel and other tax assets	46.5	31.8	40.8
Fair value of financial instruments	—	—	0.3
Restricted cash	12.1	4.0	0.7
Other miscellaneous receivables	22.7	42.7	42.6
Supplier prepayments	19.6	12.0	20.9
Prepaid expenses	16.1	15.3	13.9

Other current assets	117.0	105.8	119.2

Summary of Assets Held for Sale

Assets held for sale

	December 31,
	2017	2016	2015
	(In millions of US$)
Massy headquarters land	—	—	7.6
Seismic vessels	13.4	15.0	22.0
Equipment and others	1.2	3.6	4.8

Assets held for sale	14.6	18.6	34.4